Fees Summary	Dec. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 420,690,000.00
Previously Paid Amount	0.00
Total Fee Amount	58,097.29
Total Offset Amount	0.00
Net Fee	$ 58,097.29